Schedule of detailed information about right-of-use assets (Details) - USD ($)	3 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Right-of-use- assets, beginning balance	$ 11,115	$ 557,022
Depreciation	(3,031)	(64,968)
Effect of foreign exchange		(1,472)
Right-of-use- assets, ending balance	$ 8,084	$ 490,582